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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
                 ---------------------------------------
   Address:      1177 Avenue of the Americas, 32nd Floor
                 ---------------------------------------
                 New York, NY 10036
                 ---------------------------------------

Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Jeffrey L. Gates               New York, New York   May 15, 2008
   -------------------------------    ------------------   -------------
           [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 18
                                        --------------------

Form 13F Information Table Value Total: $459,048
                                        --------------------
                                            (thousands)

List of Other Included Managers:        NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

                                                          VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
ADVANCED MEDICAL
 OPTICS INC                        COM       00763M108     12070    594578  SH         SOLE                594578
ALLIANCE ONE
 INTERNATIONAL INC                 COM       018772103     34377   5691546  SH         SOLE               5691546
ALTRIA GROUP INC                   COM       02209S103     24216   1090800  SH         SOLE               1090800
ARBITRON INC                       COM       03875Q108     40833    946085  SH         SOLE                946085
AUTOMATIC DATA
 PROCESSING INC                    COM       053015103     31417    741142  SH         SOLE                741142
BLOUNT INTERNATIONAL INC           COM       095180105     28870   2333886  SH         SOLE               2333886
CBS CORP                           COM       124857202     23898   1082340  SH         SOLE               1082340
CLEAR CHANNEL                      COM       184502102     23771    813516  SH         SOLE                813516
COLLECTIVE BRANDS INC              COM       19421W100     23492   1938318  SH         SOLE               1938318
COPART INC                         COM       217204106     24515    632469  SH         SOLE                632469
DAVITA INC                         COM       23918K108     49330   1032880  SH         SOLE               1032880
DOVER DOWNS GAMING & ENTMT         COM       260095104     18381   2159932  SH         SOLE               2159932
FINISH LINE                        COM       317923100      9632   2023486  SH         SOLE               2023486
MARVEL ENTERTAINMENT INC           COM       57383T103     22023    822052  SH         SOLE                822052
MARVEL ENTERTAINMENT INC           COM       57383T953      1271    410000  SH   PUT   SOLE                410000
MCGRAW-HILL COMPANIES INC          COM       580645109     57065   1544378  SH         SOLE               1544378
METHANEX                           COM       59151K108     29233   1117046  SH         SOLE               1117046
PAPA JOHNS INTL INC                COM       698813102      4654    192238  SH         SOLE                192238